Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,843,801
Total Fee Amount	1,083.24
Total Offset Amount	0
Net Fee	$ 1,083.24
Offset Table N/A	N/A